Equity Method Investments - Additional Information (Detail) - USD ($)	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Equity Method Investments [Line Items]
Impairment Expense	$ 14,184,000	$ 81,098,000	$ 139,812,000	$ 117,842,000	$ 7,023,000	$ 132,576,000	$ 1,000	$ 16,000	$ 25,000	$ 345,775,000	$ 132,618,000	$ 32,072,000
Contributions to Equity Method Investments												2,493,000
Loss on Equity Method Investments					(203,000)					(411,000)	(813,000)	(763,000)
Equity Method Investments				0		$ 17,895,000					17,895,000
Production and Lease Operating Expense	$ 30,146,000				29,052,000					$ 118,999,000	100,282,000	62,150,000
Rw Gathering Llc
Schedule Of Equity Method Investments [Line Items]
Ownership percentage	40.00%	40.00%								40.00%
Impairment Expense				$ 17,500,000						$ 17,500,000
Contributions to Equity Method Investments	$ 0				0					0
Loss on Equity Method Investments	(500,000)				(500,000)					$ (2,000,000)	$ (2,000,000)	$ (1,900,000)
Impairment charge in percentage				100.00%						100.00%
Production and Lease Operating Expense	200,000				$ 200,000
Receivables	0	$ 0								$ 0
Payables	$ 0	$ 0								$ 0